Deferred tax (Tables)	6 Months Ended
Dec. 31, 2024
Deferred tax
Schedule of deferred taxes

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Net deferred tax asset/(liability)	25,779	17,607	(924)

Schedule of movements in net deferred tax asset/(liability)

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
At the beginning of the period	17,607	(3,304)	(3,304)
Credited to the statement of profit or loss (Note 11)	7,311	19,559	1,038
Credited to other comprehensive income (Note 11)	861	1,667	1,342
Expense relating to share-based payments	—	(315)	—
At the end of the period	25,779	17,607	(924)